Oil and Gas Properties - Recoverable Amount Of Company CGUs (Details) - Company's CGUs	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020 usdPerBbl $ / MMBTU cadPerBbl $ / MMBTU canadianDollarPerUsDollar	Jun. 30, 2021 cadPerBbl $ / MMBTU usdPerBbl $ / MMBTU $ / $	Dec. 31, 2021 usdPerBbl cadPerBbl $ / MMBTU $ / $ $ / MMBTU	Dec. 31, 2020 $ / $ usdPerBbl $ / MMBTU cadPerBbl $ / MMBTU
Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.41	1.24	1.26	1.30
Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.37	1.25	1.26	1.31
Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.34	1.25	1.26	1.31
Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.34	1.25	1.26	1.31
Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.34	1.25	1.26	1.31
Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.33	1.25	1.26	1.31
Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.33	1.25	1.26	1.31
Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.33	1.25	1.26	1.31
Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.33	1.25	1.26	1.31
Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share)	1.33	1.25	1.26	1.31
WTI | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	29.17	71.33	72.83	47.17
WTI | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	40.45	67.20	68.78	50.17
WTI | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	49.17	63.95	66.76	53.17
WTI | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	53.28	63.23	68.09	54.97
WTI | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	55.66	64.50	69.45	56.07
WTI | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	56.87	65.79	70.84	57.19
WTI | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	58.01	67.10	72.26	58.34
WTI | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	59.17	68.44	73.70	59.50
WTI | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	60.35	69.81	75.18	60.69
WTI | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	61.56	71.21	76.68	61.91
WCS | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	19.21	72.22	74.42	44.63
WCS | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	34.65	66.84	69.17	48.18
WCS | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	46.34	61.73	66.54	52.10
WCS | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	51.25	60.70	67.87	54.10
WCS | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	54.28	61.91	69.23	55.19
WCS | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	55.72	63.15	70.61	56.29
WCS | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	56.96	64.42	72.02	57.42
WCS | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	58.22	65.70	73.46	58.57
WCS | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	59.51	67.02	74.69	59.74
WCS | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	60.82	68.36	76.19	60.93
LLS | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	32.17	72.17	74.33	49.50
LLS | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	43.80	68.53	70.28	52.85
LLS | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	52.55	65.80	68.27	55.87
LLS | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	56.68	65.10	69.62	57.69
LLS | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	59.10	66.39	71.01	58.82
LLS | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	60.35	67.71	72.41	59.97
LLS | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	61.52	69.05	73.85	61.15
LLS | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	62.72	70.42	75.32	62.34
LLS | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	63.94	71.82	76.82	63.56
LLS | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	65.19	73.26	78.35	64.83
Edmonton Par | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	29.22	83.20	86.82	55.76
Edmonton Par | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	46.85	78.27	80.73	59.89
Edmonton Par | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	59.27	74.06	78.01	63.48
Edmonton Par | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	65.02	73.05	79.57	65.76
Edmonton Par | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	68.43	74.51	81.16	67.13
Edmonton Par | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	69.81	76.00	82.78	68.53
Edmonton Par | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	71.24	77.52	84.44	69.95
Edmonton Par | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	72.70	79.07	86.13	71.40
Edmonton Par | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	74.19	80.66	87.85	72.88
Edmonton Par | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	75.71	82.27	89.61	74.34
Henry Hub | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				2.83
Henry Hub | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				2.87
Henry Hub | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				2.90
Henry Hub | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				2.96
Henry Hub | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				3.02
Henry Hub | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				3.08
Henry Hub | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				3.14
Henry Hub | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				3.20
Henry Hub | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				3.26
Henry Hub | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price				3.33
Henry Hub | Natural gas reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.10	3.42	3.85
Henry Hub | Natural gas reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.58	3.19	3.44
Henry Hub | Natural gas reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.79	2.92	3.17
Henry Hub | Natural gas reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.86	2.96	3.24
Henry Hub | Natural gas reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.93	3.02	3.30
Henry Hub | Natural gas reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.00	3.08	3.37
Henry Hub | Natural gas reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.07	3.14	3.44
Henry Hub | Natural gas reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.13	3.21	3.50
Henry Hub | Natural gas reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.19	3.27	3.58
Henry Hub | Natural gas reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.25	3.34	3.65
AECO | Natural gas reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	1.74	3.46	3.56	2.78
AECO | Natural gas reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.20	3.13	3.21	2.70
AECO | Natural gas reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.38	2.72	3.05	2.61
AECO | Natural gas reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.45	2.71	3.11	2.65
AECO | Natural gas reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.53	2.76	3.17	2.70
AECO | Natural gas reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.60	2.82	3.23	2.76
AECO | Natural gas reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.66	2.88	3.30	2.81
AECO | Natural gas reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.72	2.94	3.36	2.87
AECO | Natural gas reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.79	2.99	3.43	2.92
AECO | Natural gas reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	2.85	3.05	3.50	2.98